Nature of Business and Organization (Details) - USD ($)		1 Months Ended		12 Months Ended
	Aug. 20, 2021	Aug. 20, 2021	Jul. 20, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Nature of Business and Organization [Line Items]
Net revenue percentage				3.00%
Sale of ordinary shares issued (in Shares)	325,000
Gross proceeds (in Dollars)					$ 22,673,485
Conversion of principal amount (in Dollars)					$ 301,085
IPO [Member]
Nature of Business and Organization [Line Items]
Sale of ordinary shares issued (in Shares)			2,300,000
Sale of stock, price per share (in Dollars per share)			$ 9.5
Gross proceeds (in Dollars)			$ 21,850,000
Net proceeds (in Dollars)		$ 2,850,000	$ 19,820,000
Ordinary Shares [Member] | Over-Allotment Option [Member]
Nature of Business and Organization [Line Items]
Sale of ordinary shares issued (in Shares)		325,000
Financial Support, Capital Contributions [Member] | Regencell Bioscience Limited [Member]
Nature of Business and Organization [Line Items]
Capital contribution				60.00%
Net income loss percentage				60.00%
Equity interest percentage				50.00%
Financial Support, Capital Contributions [Member] | Honor Epic [Member]
Nature of Business and Organization [Line Items]
Capital contribution				40.00%
Net income loss percentage				40.00%
Mr. Yat-Gai [Member]
Nature of Business and Organization [Line Items]
Conversion of principal amount (in Dollars)		$ 3,250,000
Conversion of principal per share (in Dollars per share)	$ 9.5	$ 9.5
Mr. Yat-Gai [Member] | Ordinary Shares [Member]
Nature of Business and Organization [Line Items]
Sale of ordinary shares issued (in Shares)		342,105